INCOME TAXES - Schedule of Reconciliation of Income Tax Expense from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income tax	$ (6,349)	$ (401,908)	$ (1,091,931)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax benefit at Macau Complementary Tax rate	$ (762)	$ (48,229)	$ (131,032)
Payments in lieu of Macau Complementary Tax on dividends	7,021	5,650	2,342
Effect of different tax rates of subsidiaries operating in other jurisdictions	(14,719)	(13,422)	(12,271)
Over provision in prior years	(751)	(2,395)	(166)
Effect of income for which no income tax expense is payable	(29,371)	(14,178)	(11,727)
Effect of expenses for which no income tax benefit is receivable	95,116	80,455	70,687
Effect of profits generated by gaming operations exempted	(92,598)	(75,403)	(25,700)
Effect of tax losses that cannot be carried forward	0	0	15,553
Changes in valuation allowances	24,123	27,004	48,122
Expired tax losses	33,551	53,940	49,428
Income tax expense	$ 21,610	$ 13,422	$ 5,236